SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 100.36%
Belgium — 6.07%
3,957	Anheuser-Busch InBev NV	$238,334

Denmark — 1.17%
508	Orsted A/S(a)	45,926

Germany — 3.43%
3,601	Deutsche Post AG	134,773

Hong Kong — 3.92%
13,931	AIA Group Ltd.	153,846

Japan — 1.84%
1,403	Nidec Corp.	72,197

Netherlands — 1.17%
33	Adyen NV*,(a)	45,812

Norway —2.91%
3,184	Equinor ASA	114,434

Singapore — 2.16%
3,359	DBS Group Holdings Ltd.	85,022

Taiwan — 4.06%
2,141	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,483

United States — 73.63%
1,900	Alphabet, Inc., Class A*	167,637
1,224	Amazon.com, Inc.*	102,816
748	Blackstone, Inc.	55,494
2,063	Charles Schwab Corp. (The)	171,765
5,192	CSX Corp.	160,848
609	Danaher Corp.	161,641
363	Deere & Co.	155,640
762	EOG Resources, Inc.	98,694
850	Estee Lauder Cos, Inc. (The), Class A	210,894
981	Microsoft Corp.	235,263
1,170	Morgan Stanley	99,473
682	NVIDIA Corp.	99,667
1,275	PepsiCo, Inc.	230,342
680	Prologis, Inc., REIT	76,656
596	Roche Holding AG	187,286
2,770	TJX Cos, Inc. (The)	220,492

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value
1,618	T-Mobile US, Inc.*	$226,520
436	UnitedHealth Group, Inc.	231,159

		2,892,287

Total Common Stocks (Cost $4,666,465)		3,942,114

Investment Company — 0.96%
37,573	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	37,573

Total Investment Company (Cost $37,573)		37,573

Total Investments (Cost $4,704,038) — 101.32%		$3,979,687
Liabilities in excess of other assets — (1.32)%		(51,738)

NET ASSETS — 100.00%		$3,927,949

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer Staples	17.30%
Health Care	14.77%
Financials	14.40%
Information Technology	13.75%
Industrials	13.33%
Communication Services	10.03%
Consumer Discretionary	8.23%
Energy	5.43%
Real Estate	1.95%
Utilities	1.17%
Other*	(0.36)%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

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